Pioneer Core Equity Fund
Schedule of Investments  |  March 31, 2024

A: PIOTX	C: PCOTX	K: PCEKX	R: CERPX	Y: PVFYX

Schedule of Investments  |  3/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.3%
	Common Stocks — 98.1% of Net Assets
	Banks — 2.8%
1,356,797	Truist Financial Corp.	$ 52,887,947
	Total Banks	$52,887,947

	Biotechnology — 1.8%
73,034(a)	Alnylam Pharmaceuticals, Inc.	$ 10,914,931
54,584(a)	Vertex Pharmaceuticals, Inc.	22,816,658
	Total Biotechnology	$33,731,589

	Broadline Retail — 5.7%
612,863(a)	Amazon.com, Inc.	$ 110,548,228
	Total Broadline Retail	$110,548,228

	Capital Markets — 7.1%
1,025,084	Bank of New York Mellon Corp.	$ 59,065,340
726,358	Charles Schwab Corp.	52,544,738
185,136	Intercontinental Exchange, Inc.	25,443,240
	Total Capital Markets	$137,053,318

	Chemicals — 3.7%
151,178	Air Products and Chemicals, Inc.	$ 36,625,894
342,824	LyondellBasell Industries NV, Class A	35,064,039
	Total Chemicals	$71,689,933

	Communications Equipment — 3.6%
1,382,447	Cisco Systems, Inc.	$ 68,997,930
	Total Communications Equipment	$68,997,930

	Electronic Equipment, Instruments & Components — 4.1%
111,432	CDW Corp.	$ 28,502,078
327,976(a)	Keysight Technologies, Inc.	51,288,887
	Total Electronic Equipment, Instruments & Components	$79,790,965

	Energy Equipment & Services — 1.1%
653,344	Baker Hughes Co.	$ 21,887,024
	Total Energy Equipment & Services	$21,887,024

	Entertainment — 2.9%
460,979	Walt Disney Co.	$ 56,405,390
	Total Entertainment	$56,405,390

	Financial Services — 4.2%
181,132(a)	Fiserv, Inc.	$ 28,948,516
1Pioneer Core Equity Fund | 3/31/24

Shares		Value
	Financial Services — (continued)
303,655(a)	PayPal Holdings, Inc.	$ 20,341,848
116,233	Visa, Inc., Class A	32,438,306
	Total Financial Services	$81,728,670

	Food Products — 2.1%
1,111,925	Kraft Heinz Co.	$ 41,030,033
	Total Food Products	$41,030,033

	Ground Transportation — 2.2%
170,590	Union Pacific Corp.	$ 41,953,199
	Total Ground Transportation	$41,953,199

	Health Care Equipment & Supplies — 3.6%
410,298	Abbott Laboratories	$ 46,634,471
87,368	Becton Dickinson & Co.	21,619,211
	Total Health Care Equipment & Supplies	$68,253,682

	Health Care Providers & Services — 1.8%
98,337	Humana, Inc.	$ 34,095,405
	Total Health Care Providers & Services	$34,095,405

	Household Products — 3.5%
739,656	Colgate-Palmolive Co.	$ 66,606,023
	Total Household Products	$66,606,023

	Interactive Media & Services — 8.1%
610,245(a)	Alphabet, Inc., Class A	$ 92,104,278
1,000,000(a)	Bumble, Inc., Class A	11,350,000
109,654	Meta Platforms, Inc., Class A	53,245,789
	Total Interactive Media & Services	$156,700,067

	IT Services — 4.3%
149,804	Cognizant Technology Solutions Corp., Class A	$ 10,979,135
379,269	International Business Machines Corp.	72,425,208
	Total IT Services	$83,404,343

	Life Sciences Tools & Services — 1.4%
109,209	Danaher Corp.	$ 27,271,671
	Total Life Sciences Tools & Services	$27,271,671

	Machinery — 2.3%
85,015	Deere & Co.	$ 34,919,061
59,391(a)	Middleby Corp.	9,549,479
	Total Machinery	$44,468,540

Pioneer Core Equity Fund | 3/31/242

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Shares		Value
	Multi-Utilities — 2.3%
733,361	CMS Energy Corp.	$ 44,251,003
	Total Multi-Utilities	$44,251,003

	Oil, Gas & Consumable Fuels — 3.8%
922,334	EQT Corp.	$ 34,190,921
593,544	Shell Plc (A.D.R.)	39,791,190
	Total Oil, Gas & Consumable Fuels	$73,982,111

	Pharmaceuticals — 2.0%
1,388,067	Pfizer, Inc.	$ 38,518,859
	Total Pharmaceuticals	$38,518,859

	Semiconductors & Semiconductor Equipment — 6.1%
358,593(a)	Advanced Micro Devices, Inc.	$ 64,722,451
583,519	Microchip Technology, Inc.	52,347,489
	Total Semiconductors & Semiconductor Equipment	$117,069,940

	Software — 7.6%
28,808	Intuit, Inc.	$ 18,725,200
206,202	Microsoft Corp.	86,753,305
137,147	Salesforce, Inc.	41,305,934
	Total Software	$146,784,439

	Specialized REITs — 2.7%
146,273	American Tower Corp.	$ 28,902,082
162,306	Digital Realty Trust, Inc.	23,378,556
	Total Specialized REITs	$52,280,638

	Specialty Retail — 3.1%
301,159	Best Buy Co., Inc.	$ 24,704,073
64,960(a)	Ulta Beauty, Inc.	33,966,285
	Total Specialty Retail	$58,670,358

	Technology Hardware, Storage & Peripherals — 1.5%
552,641(a)	Pure Storage, Inc., Class A	$ 28,731,806
	Total Technology Hardware, Storage & Peripherals	$28,731,806

	Textiles, Apparel & Luxury Goods — 1.2%
59,305(a)	Lululemon Athletica, Inc.	$ 23,167,498
	Total Textiles, Apparel & Luxury Goods	$23,167,498

3Pioneer Core Equity Fund | 3/31/24

Shares		Value
	Trading Companies & Distributors — 1.5%
331,344(a)	AerCap Holdings NV	$ 28,797,107
	Total Trading Companies & Distributors	$28,797,107

	Total Common Stocks (Cost $1,433,682,448)	$1,890,757,716

	SHORT TERM INVESTMENTS — 1.2% of Net Assets
	Open-End Fund — 1.2%
23,367,263(b)	Dreyfus Government Cash Management, Institutional Shares, 5.20%	$ 23,367,263
		$23,367,263

	TOTAL SHORT TERM INVESTMENTS (Cost $23,367,263)	$23,367,263

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3% (Cost $1,457,049,711)	$1,914,124,979
	OTHER ASSETS AND LIABILITIES — 0.7%	$13,010,571
	net assets — 100.0%	$1,927,135,550

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,890,757,716	$—	$—	$1,890,757,716
Open-End Fund	23,367,263	—	—	23,367,263
Total Investments in Securities	$1,914,124,979	$—	$—	$1,914,124,979
Pioneer Core Equity Fund | 3/31/244

Schedule of Investments  |  3/31/24
(unaudited) (continued)
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
5Pioneer Core Equity Fund | 3/31/24